Property, Plant and Equipment - Additional Information (Detail) - EUR (€)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Document Period End Date		Dec. 31, 2015
Land		€ 88,000,000	€ 82,900,000
Carrying amount		1,620,678,000	1,447,523,000	€ 1,217,840,000
Disposal related to non-cash transfers to inventory		72,700,000	30,700,000	48,200,000
Depreciation		243,049,000	209,504,000	197,100,000
Carry amount of land and buildings owned by VIE		€ 28,100,000	29,500,000
Lease period of property		15 years
Lessors shareholders equity		€ 1,900,000
Loans from shareholders		11,600,000
Loan from bank relating to variable interest entity		12,300,000
Amount of granted loan relating to variable interest entity		47,100,000
Subordinated loan granted to lessor	[1]	€ 5,445,000	5,445,000
Expiration date of purchase option		2018
Exercise price of purchase option		€ 24,500,000
Size of VIE		€ 54,500,000.0
Use of buildings in years		15 years
Cost of Sales [Member]
Property, Plant and Equipment [Line Items]
Depreciation		€ 191,700,000	153,900,000	144,100,000
Research and Development Costs [Member]
Property, Plant and Equipment [Line Items]
Depreciation		19,700,000	36,300,000	35,000,000
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation		31,600,000	19,300,000	18,000,000
Land, Buildings and Constructions [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount		64,700,000	201,100,000
Carrying amount		1,067,724,000	973,389,000
Depreciation		75,918,000	52,242,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount		47,300,000	30,200,000
Carrying amount		434,543,000	372,877,000
Depreciation		123,269,000	112,090,000
Machinery and Equipment [Member] | Property Subject to Evaluation and Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Carrying amount		23,500,000	68,600,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount		7,800,000	2,800,000
Carrying amount		37,058,000	39,567,000
Depreciation		16,078,000	20,936,000
Furniture, Fixtures and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount		14,900,000	11,200,000
Carrying amount		81,353,000	61,690,000
Depreciation		27,784,000	24,236,000
Non-Cash Transfers From Inventory [Member]
Property, Plant and Equipment [Line Items]
Additions related to non-cash transfers		€ 91,000,000	€ 95,500,000	€ 115,900,000

[1]	For further details on the loan granted to lessor in respect of Veldhoven headquarters see Note 12.